UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06142

Exact name of registrant as specified in charter:	Aberdeen Japan Equity Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Standard Investments Inc.
1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2019

Item 1. Schedule of Investments - The schedule of investments for the three-month period ended January 31, 2019 is filed herewith.

Portfolio of Investments (unaudited)

As of January 31, 2019

	Shares or Principal Amount	Value
LONG-TERM INVESTMENTS (99.4%)(a)
COMMON STOCKS (99.4%)
JAPAN (99.4%)

Communication Services (4.7%)

KDDI Corp.	127,000	$3,173,048
Yahoo Japan Corp.	672,700	1,818,275
		4,991,323
Consumer Discretionary (15.4%)

Aeon Fantasy Co. Ltd.	25,500	608,386
Denso Corp.	40,900	1,881,264
Honda Motor Co. Ltd.	29,900	897,656
Nitori Holdings Co. Ltd.	12,100	1,575,657
Resorttrust, Inc.	68,900	965,905
Stanley Electric Co. Ltd.	89,900	2,611,148
Toyota Motor Corp.	19,100	1,175,607
USS Co. Ltd.	90,100	1,577,619
Yamaha Corp.	71,200	3,115,965
ZOZO, Inc.	88,800	1,796,835
		16,206,042
Consumer Staples (17.7%)

Ain Holdings, Inc.	28,200	2,064,662
Calbee, Inc.	16,100	518,453
Coca-Cola Bottlers Japan Holdings, Inc.	48,000	1,482,634
Japan Tobacco, Inc.	84,900	2,149,305
Mandom Corp.	44,300	1,041,250
Pigeon Corp.	61,300	2,403,412
San-A Co. Ltd.	40,100	1,594,938
Seven & i Holdings Co. Ltd.	77,400	3,370,227
Shiseido Co. Ltd.	40,700	2,421,110
Welcia Holdings Co. Ltd.	41,000	1,555,120
		18,601,111
Financials (6.0%)

AEON Financial Service Co. Ltd.	85,300	1,654,257
Japan Exchange Group, Inc.	181,700	3,199,496
Tokio Marine Holdings, Inc.	31,100	1,522,833
		6,376,586
Health Care (14.8%)

Asahi Intecc Co. Ltd.	71,800	3,124,887
Chugai Pharmaceutical Co. Ltd.	56,800	3,353,838
Mani, Inc.	29,700	1,301,336
Shionogi & Co. Ltd.	65,600	4,046,055
Sysmex Corp.	67,500	3,762,906
		15,589,022
Industrials (18.4%)

Amada Holdings Co. Ltd.	285,900	2,877,545

See Notes to Portfolio of Investments.

Daikin Industries Ltd.	31,800	$3,442,068
FANUC Corp.	16,400	2,789,339
Komatsu Ltd.	45,400	1,195,478
Makita Corp.	85,300	3,022,333
MISUMI Group, Inc.	47,900	1,096,386
Nabtesco Corp.	111,900	2,960,529
Pilot Corp.	41,700	2,035,496
		19,419,174
Information Technology (12.1%)

Elecom Co. Ltd.	58,600	1,564,633
Keyence Corp.	10,000	5,146,151
Otsuka Corp.	50,200	1,624,876
Renesas Electronics Corp.	275,400	1,587,815
Sanken Electric Co. Ltd.	46,400	971,491
SCSK Corp.	46,000	1,861,365
		12,756,331
Materials (8.7%)

Kansai Paint Co. Ltd.	99,800	1,751,192
Nippon Paint Holdings Co. Ltd.	73,900	2,480,132
Shin-Etsu Chemical Co. Ltd.	58,600	4,940,952
		9,172,276
Real Estate (1.6%)
Daibiru Corp.	166,500	1,658,094
Total Common Stocks		104,769,959
Total Long-Term Investments—99.4% (cost $102,066,971)		104,769,959

Shares	Description	Value (US$)
SHORT-TERM INVESTMENT—0.1%
UNITED STATES—0.1%
85,175	State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.32%(b)	85,175
	Total Short-Term Investment—0.1% (cost $85,175)	85,175
	Total Investments—99.5% (cost $102,152,146)	104,855,134
	Other Assets in Excess of Liabilities—0.5%	519,563
	Net Assets—100.0%	$105,374,697

(a)

All securities are fair valued. Fair values are determined pursuant to procedures approved by the Fund’s Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded prices. See Note (a) of the accompanying Notes to Portfolio of Investments.

Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2019.

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

January 31, 2019

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, and has an objective to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Fund’s Board of Directors. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the

Notes to Portfolio of Investments (unaudited) (concluded)

January 31, 2019

circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Refer to the Portfolio of Investments for a detailed breakout of the security types:

	Level 1-Quoted Prices ($)	Level 2-Other Significant Observable Inputs ($)	Level 3-Significant Unobservable Inputs ($)	Total ($)
Investments, at Value
Investments in Securities
Common Stocks	$—	$104,769,959	$—	$104,769,959
Short-Term Investment	85,175	—	—	85,175
Total	$85,175	$104,769,959	$—	$104,855,134

Amounts listed as “-” are $0 or round to $0.

For the period ended January 31, 2019, there were no significant changes to the fair valuation methodologies.

b. Rights Issues and Warrants:

Rights issues give the right, normally to existing shareholders, to buy a proportional number of additional securities at a given price (generally at a discount) within a fixed period (generally a short-term period) and are offered at the company’s discretion. Warrants are securities that give the holder the right to buy common stock at a specified price for a specified period of time. Rights issues and warrants are speculative and have no value if they are not exercised before the expiration date. Rights issues and warrants are valued at the last sale price on the exchange on which they are traded.

Item 2. Controls and Procedures

(a)         The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)         Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Japan Equity Fund, Inc.

By:	/s/ Alan Goodson
Alan Goodson,
Principal Executive Officer of
Aberdeen Japan Equity Fund, Inc.

Date: March  28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Alan Goodson
Alan Goodson,
Principal Executive Officer of
Aberdeen Japan Equity Fund, Inc.

Date: March 28, 2019

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Japan Equity Fund, Inc.

Date: March 28, 2019